Concentrations (Details) - Schedule of Allowance for Credit Losses	Sep. 30, 2023 USD ($)
Concentrations (Details) - Schedule of Allowance for Credit Losses [Line Items]
Allowance for credit losses receivable, total	$ 2,161,025
Balances of customers with low risk [Member]
Concentrations (Details) - Schedule of Allowance for Credit Losses [Line Items]
Allowance for credit losses receivable, total	98,008
Balances of customers with default risk [Member]
Concentrations (Details) - Schedule of Allowance for Credit Losses [Line Items]
Allowance for credit losses receivable, total	$ 2,063,017